FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02605
                                   ---------

                        FRANKLIN MONEY FUND
                        -------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -----------------------------------------------
       (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  6/30
                          ----

Date of reporting period:  9/30/08
                           -------



Item 1. Schedule of Investments.


Franklin Money Fund

QUARTERLY STATEMENT OF INVESTMENTS
SEPTEMBER 30, 2008

CONTENTS

Statement of Investments ...................................................   3
Notes to Statement of Investments ..........................................   4
The Money Market Portfolios ................................................   6

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statement of Investments | 1

                       This page intentionally left blank.

Franklin Money Fund

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

                                                      SHARES           VALUE
                                                  -------------   --------------
    MUTUAL FUNDS (COST $2,633,840,618) 98.5%
(a) The Money Market Portfolio, 2.20% .........   2,633,840,618   $2,633,840,618
    OTHER ASSETS, LESS LIABILITIES 1.5% .......                       39,280,266
                                                                  --------------
    NET ASSETS 100.0% .........................                   $2,673,120,884
                                                                  ==============

(a)  The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statement of Investments.


                     Quarterly Statement of Investments | 3

Franklin Money Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Money Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a diversified, open-end investment company.

The Fund invests substantially all of its assets in The Money Market Portfolio (Portfolio), which is registered under the 1940 Act as a diversified, open-end investment company. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the Fund's investment in the Portfolio. The Statement of Investments of the Portfolio is included elsewhere in this report and should be read in conjunction with the Fund's Statement of Investments.

2. SECURITY VALUATION

The Fund holds Portfolio shares that are valued at its proportionate interest in the closing net asset value of the Portfolio. At September 30, 2008, the Fund owned 29.61% of the Portfolio.

3. INCOME TAXES

At September 30, 2008, the cost of investments for book and income tax purposes was the same.

4. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on July 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.


                     4 | Quarterly Statement of Investments

Franklin Money Fund

4. FAIR VALUE MEASUREMENTS (CONTINUED)

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At September 30, 2008, all of the Fund's investments in securities carried at fair value were in Level 2 inputs.

5. SUBSEQUENT EVENT

On October 6, 2008, the Board of Trustees of the Fund approved the participation by the Fund in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds ("Program"), and the Fund has enrolled in the Program. Under the Program, shares held by the Fund as of the close of business on September 19, 2008 ("Program Date") are insured against loss in the event the Fund liquidates its holdings within three months and the per share value at the time of liquidation is less than $1 per share. For participation in the Program, the Fund will be charged 0.01% of the Fund's net assets as of the Program Date. This expense will be borne by the Fund. The Program runs initially for three months, at which time the U.S. Department of the Treasury may extend the Program. If the Program is extended, the Fund will consider whether to continue to participate.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     Quarterly Statement of Investments | 5

The Money Market Portfolios

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

    THE MONEY MARKET PORTFOLIO                                                          PRINCIPAL AMOUNT        VALUE
    ---------------------------------------------------------------------------------   ----------------   --------------
    INVESTMENTS 99.8%
    BANK NOTES 4.2%
    Bank of America NA, 2.85%, 10/14/08 .............................................   $    275,000,000   $  275,000,984
    Wells Fargo Bank NA, 2.58%, 10/17/08 ............................................        100,000,000      100,000,000
                                                                                                           --------------
    TOTAL BANK NOTES (COST $375,000,984) ............................................                         375,000,984
                                                                                                           --------------
    CERTIFICATES OF DEPOSIT 41.1%
    Abbey National Treasury Service, Stamford Branch, 2.73%, 11/06/08 ...............        300,000,000      300,001,490
    ABN Amro Bank NV, Chicago Branch, 2.46%, 10/17/08 ...............................        299,500,000      299,500,000
    Australia and New Zealand Banking Group Ltd., New York Branch, 2.79%, 10/15/08 ..        125,000,000      125,000,481
    Australia and New Zealand Banking Group Ltd., New York Branch, 2.79%, 10/23/08 ..        108,500,000      108,501,316
    Australia and New Zealand Banking Group Ltd., New York Branch, 2.63%, 11/06/08 ..         75,000,000       75,000,000
    Bank of Ireland, Connecticut Branch, 2.68%, 11/07/08 ............................        300,000,000      300,003,070
    Bank of Montreal, Chicago Branch, 2.51%, 10/02/08 ...............................        300,000,000      300,000,083
    Banque Nationale De Paris, New York Branch, 2.77%, 11/17/08 .....................        350,000,000      350,000,000
    Barclays Bank PLC, New York Branch, 2.80%, 10/27/08 .............................        275,000,000      275,000,000
    Calyon NY, New York Branch, 2.90%, 10/01/08 .....................................        275,000,000      275,000,000
    Commonwealth Bank of Australia, New York Branch, 2.70%, 10/15/08 ................        100,000,000      100,000,000
    Dexia Credit Local NY, New York Branch, 2.84%, 11/05/08 .........................        300,000,000      300,000,000
    National Australia Bank, New York Branch, 2.82%, 12/18/08 .......................        300,000,000      300,000,000
    Svenska Handelsbanken, New York Branch, 2.72%, 12/05/08 .........................        299,750,000      299,750,000
    Westpac Banking Corp., New York Branch, 2.72%, 11/26/08 .........................        250,000,000      250,000,000
                                                                                                           --------------
    TOTAL CERTIFICATES OF DEPOSIT (COST $3,657,756,440) .............................                       3,657,756,440
                                                                                                           --------------
(a) COMMERCIAL PAPER 36.6%
    BP Capital Markets PLC, 11/25/08 ................................................        125,000,000      124,608,507
    Chevron Texaco Corp., 10/17/08 ..................................................         90,000,000       89,908,000
    Coca-Cola Co., 10/16/08 .........................................................        100,000,000       99,914,583
    Coca-Cola Co., 10/20/08 .........................................................        100,000,000       99,891,278
    Coca-Cola Co., 11/04/08 .........................................................        100,000,000       99,804,500
    Concentrate Manufacturing Co. of Ireland, 10/02/08 ..............................         50,200,000       50,197,157
    Danske Corp., 10/06/08 ..........................................................        150,000,000      149,947,708
    General Electric Capital Corp., 3/06/09 .........................................        275,000,000      271,425,000
    ING U.S. Funding LLC, 11/12/08 ..................................................        300,000,000      299,097,000
    Johnson & Johnson, 10/09/08 .....................................................         90,000,000       89,959,200
    Johnson & Johnson, 10/10/08 .....................................................        100,000,000       99,949,000
    Johnson & Johnson, 10/21/08 .....................................................         40,000,000       39,955,556
    Nestle Capital Corp., 10/22/08 ..................................................        149,310,000      149,124,482
    Novartis Finance Corp., 10/16/08 ................................................         60,000,000       59,948,250
    PepsiCo Inc., 10/01/08 ..........................................................        100,000,000      100,000,000
    PepsiCo Inc., 10/02/08 - 10/09/08 ...............................................         40,000,000       39,989,794
    Pfizer Inc., 10/07/08 ...........................................................         95,000,000       94,967,858
    Pfizer Inc., 11/06/08 - 12/02/08 ................................................        169,720,000      169,180,812
    Procter & Gamble Co., 10/02/08 ..................................................         50,000,000       49,997,153
    Province of Ontario, 11/10/08 ...................................................        295,000,000      294,314,944
    Province of Ontario, 11/12/08 ...................................................          4,685,000        4,673,577
    Toyota Motor Credit Corp., 2/09/09 ..............................................        250,000,000      247,589,236


                     6 | Quarterly Statement of Investments

The Money Market Portfolios

    THE MONEY MARKET PORTFOLIO                                                          PRINCIPAL AMOUNT        VALUE
    ---------------------------------------------------------------------------------   ----------------   --------------
    INVESTMENTS (CONTINUED)
(a) COMMERCIAL PAPER (CONTINUED)
    United Parcel Service of America, 10/01/08 ......................................   $     27,000,000   $   27,000,000
    U.S. Central Credit Union, 11/03/08 .............................................        300,000,000      299,298,750
    Wal-Mart Stores Inc., 11/04/08 ..................................................        200,000,000      199,603,333
                                                                                                           --------------
    TOTAL COMMERCIAL PAPER (COST $3,250,345,678) ....................................                       3,250,345,678
                                                                                                           --------------
    U.S. GOVERNMENT AND AGENCY SECURITIES 1.1%
(a) FHLB, 10/01/08 ..................................................................         22,540,000       22,540,000
    FHLB, 3.25%, 1/14/09 ............................................................         75,000,000       75,000,000
                                                                                                           --------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $97,540,000) ..................                          97,540,000
                                                                                                           --------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $7,380,643,102) ............                       7,380,643,102
                                                                                                           --------------
(b) REPURCHASE AGREEMENTS 16.8%
    ABN Amro Bank NV, New York Branch, 0.50% - 1.50%, 10/01/08
       (Maturity Value $700,027,083)
       Collateralized by U.S. Government Agency Securities, 3.05% - 4.75%,
          4/24/09 - 4/28/10 and (a) U.S. Government Discount Notes,
          10/30/08 - 10/31/08 .......................................................        700,000,000      700,000,000
    Barclays Capital Inc., 0.10% - 1.75%, 10/01/08 (Maturity Value $700,029,590)
       Collateralized by U.S. Government Agency Securities, 2.65% - 5.25%,
          6/12/09 - 9/23/11 .........................................................        699,999,000      699,999,000
    Deutsche Bank Securities Inc., 0.50%, 10/01/08 (Maturity Value $94,856,317)
       Collateralized by U.S. Treasury Notes, 0.875% - 3.50%, 4/15/10 - 7/15/12 .....         94,855,000       94,855,000
                                                                                                           --------------
    TOTAL REPURCHASE AGREEMENTS (COST $1,494,854,000) ...............................                       1,494,854,000
                                                                                                           --------------
    TOTAL INVESTMENTS (COST $8,875,497,102) 99.8% ...................................                       8,875,497,102
    OTHER ASSETS, LESS LIABILITIES 0.2% .............................................                          14,891,987
                                                                                                           --------------
    NET ASSETS 100.0% ...............................................................                      $8,890,389,089
                                                                                                           ==============

SELECTED PORTFOLIO ABBREVIATIONS

FHLB - Federal Home Loan Bank

(a)  The security is traded on a discount basis with no stated coupon rate.

(b) At September 30, 2008, all repurchase agreements had been entered into on that date.

                     See Notes to Statement of Investments.


                     Quarterly Statement of Investments | 7

The Money Market Portfolios

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a diversified, open-end investment company, consisting of one portfolio, The Money Market Portfolio (Portfolio).

2. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At September 30, 2008, the cost of investments for book and income tax purposes was the same.

4. FAIR VALUE MEASUREMENTS

The Portfolio adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on July 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Portfolio has determined that the implementation of SFAS 157 did not have a material impact on the Portfolio's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)


                     8 | Quarterly Statement of Investments

The Money Market Portfolios

4. FAIR VALUE MEASUREMENTS (CONTINUED)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

At September 30, 2008, all of the Portfolio's investments in securities carried at fair value were in Level 2 inputs.

For information on the Portfolio's policy regarding other significant accounting policies, please refer to the Portfolio's most recent semiannual or annual shareholder report.


                     Quarterly Statement of Investments | 9





Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MONEY FUND

By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  November 25, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  November 25, 2008



By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  November 25, 2008